UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     November 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $463,240 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    37935  1010520 SH       SOLE                  1010520        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    22173 26397000 PRN      SOLE                 26397000        0        0
CARDINAL HEALTH INC            COM              14149Y108    21923   818035 SH       SOLE                   818035        0        0
CAREFUSION CORP                COM              14170T101     8916   409005 SH       SOLE                   409005        0        0
CHEVRON CORP NEW               COM              166764100      338     4800 SH       SOLE                     4800        0        0
CLOROX CO DEL                  COM              189054109    39770   676138 SH       SOLE                   676138        0        0
COMCAST CORP NEW               CL A             20030N101    20065  1188675 SH       SOLE                  1188675        0        0
FASTENAL CO                    COM              311900104    10254   264943 SH       SOLE                   264943        0        0
MICROSOFT CORP                 COM              594918104    55186  2145639 SH       SOLE                  2145639        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1      455   500000 PRN      SOLE                   500000        0        0
NIKE INC                       CL B             654106103    57872   894472 SH       SOLE                   894472        0        0
PAYCHEX INC                    COM              704326107    62481  2150806 SH       SOLE                  2150806        0        0
PROGRESSIVE CORP OHIO          COM              743315103    50090  3021133 SH       SOLE                  3021133        0        0
SEALED AIR CORP NEW            COM              81211K100      344    17501 SH       SOLE                    17501        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    15497   274429 SH       SOLE                   274429        0        0
US BANCORP DEL                 COM NEW          902973304      215     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    20969   375385 SH       SOLE                   375385        0        0
WELLS FARGO & CO NEW           COM              949746101    38757  1375332 SH       SOLE                  1375332        0        0